Loans Payable (Details) - Schedule of loans payable (Parentheticals) - Loans Payable [Member] - Spectrum Global Solutions, Inc.	9 Months Ended
Sep. 30, 2021
Promissory note issued to the Mark Munro [Member]
Dividends Payable [Line Items]
Interest bearing, maturity date	Feb. 27, 2022
Unsecured, interest	5.50%
Promissory note issued to Cornerstone National Bank & Trust [Member]
Dividends Payable [Line Items]
Interest bearing, maturity date	Oct. 09, 2024
Unsecured, interest	4.50%
Bank of America auto loan [Member]
Dividends Payable [Line Items]
loan, maturity Date	Mar. 31, 2025